Share Incentive Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate
Information regarding options outstanding and exercisable
Options, Vested and expected to vest	9,718,763
Options, Weighted Average Remaining Contractual Life in Years	5.69
Options, Weighted Average Exercise Price	$ 33.12
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 21.40
Exercise Price Range, Upper Range	$ 26.75
Options Outstanding, Options	2,974,937
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.18
Options Outstanding, Weighted Average Exercise Price	$ 23.42
Options Exercisable, Options	1,403,771
Options Exercisable, Weighted Average Exercise Price	$ 23.82
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 26.76
Exercise Price Range, Upper Range	$ 32.10
Options Outstanding, Options	2,478,594
Options Outstanding, Weighted Average Remaining Contractual Life in Years	3.09
Options Outstanding, Weighted Average Exercise Price	$ 29.99
Options Exercisable, Options	2,478,594
Options Exercisable, Weighted Average Exercise Price	$ 29.99
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 32.11
Exercise Price Range, Upper Range	$ 37.45
Options Outstanding, Options	1,374,888
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9.01
Options Outstanding, Weighted Average Exercise Price	$ 32.96
Options Exercisable, Options	23,546
Options Exercisable, Weighted Average Exercise Price	$ 32.23
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 37.46
Exercise Price Range, Upper Range	$ 42.80
Options Outstanding, Options	2,363,450
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.87
Options Outstanding, Weighted Average Exercise Price	$ 40.44
Options Exercisable, Options	2,023,316
Options Exercisable, Weighted Average Exercise Price	$ 40.75
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 42.81
Exercise Price Range, Upper Range	$ 48.15
Options Outstanding, Options	4,202
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.32
Options Outstanding, Weighted Average Exercise Price	$ 45.25
Options Exercisable, Options	4,202
Options Exercisable, Weighted Average Exercise Price	$ 45.25
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 48.16
Exercise Price Range, Upper Range	$ 53.50
Options Outstanding, Options	910,417
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.09
Options Outstanding, Weighted Average Exercise Price	$ 53.19
Options Exercisable, Options	853,222
Options Exercisable, Weighted Average Exercise Price	$ 53.50
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Exercise Price Range, Lower Range	$ 21.40
Exercise Price Range, Upper Range	$ 53.50
Options Outstanding, Options	10,106,488
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.73
Options Outstanding, Weighted Average Exercise Price	$ 33.00
Options Exercisable, Options	6,786,651
Options Exercisable, Weighted Average Exercise Price	$ 34.89